Consolidated statement of cash flows - additional details (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement line items

($ millions)	2021	2020	2019
Property, plant & equipment	323	299	275
Right-of-use assets	81	79	66
Intangible assets	815	1,245	1,084
Financial assets	3	5	31
Other non-current assets	(2)	(2)	—
Total	1,220	1,626	1,456

Disclosure of detailed information of change in net current assets and other operating cash flow items

($ millions)	2021	2020	2019
(Increase) in inventories	(326)	(159)	(108)
(Increase)/decrease in trade receivables	(198)	43	(115)
Increase/(decrease) in trade payables	60	(21)	84
Net change in other operating assets	(24)	127	(26)
Net change in other operating liabilities	174	(35)	117
Total	(314)	(45)	(48)

Disclosure of detailed information of cash flows arising from acquisitions

($ millions)	2021	2020	2019
Net assets recognized as a result of business combinations	—	—	(418)
Payables contingent consideration	—	—	135
Cash flows	—	—	(283)

Disclosure of reconciliation of liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2021	3,949	169	315	70
Proceeds from non-current financial debts, net of issuance costs	52	—
Additions to leases			106	9
Change in current financial debts	—	(43)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(72)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(13)
Changes in fair values and other non-cash changes, net	4	—	(2)	8
Currency translation effects	(40)	(12)	(10)	(5)
Reclassification from non-current to current	—	—	(70)	70
December 31, 2021	3,966	114	339	67

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2020	3,218	261	280	61
Proceeds from non-current financial debts, net of issuance costs	744	—
Additions to leases			96	11
Change in current financial debts	—	(139)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(12)
Changes in fair values and other non-cash changes, net	4	(9)	(2)	8
Currency translation effects	37	1	10	2
Reclassification from non-current to current	(55)	55	(69)	69
December 31, 2020	3,949	169	315	70